PRC CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN
Contributions for employee benefits	$ 1,682,720	$ 1,566,848	$ 1,431,972